CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 € / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 € / shares
Trade receivables, allowance for doubtful accounts | $	$ 415		$ 623
Common shares, par value | € / shares		€ 0.01		€ 0.01
Common shares, Authorized	70,000,000		70,000,000
Common shares, Issued	52,086,730		51,364,247
Common shares, Outstanding	49,758,434		49,035,951
Treasury shares, shares	2,328,296		2,328,296